UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2019

DATE OF REPORTING PERIOD: January 31, 2019

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (23.6%)
	Airlines (0.0%)
565,798	UAL Pass Through Trust Series 2007-1µ 6.636%, 01/02/24	$586,101

	Communication Services (3.0%)
937,000	Altice Financing, SA*^ 7.500%, 05/15/26	890,576
2,516,000	Altice France, SA* 7.375%, 05/01/26	2,431,613
	Altice Luxembourg, SA*^
592,000	7.750%, 05/15/22	575,439
592,000	7.625%, 02/15/25	504,058
	Cincinnati Bell, Inc.*^
1,391,000	8.000%, 10/15/25	1,211,728
765,000	7.000%, 07/15/24	660,861
873,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	799,882
	CSC Holdings, LLC*
4,183,000	5.500%, 04/15/27µ	4,098,483
1,579,000	5.500%, 05/15/26µ^	1,567,394
1,233,000	7.500%, 04/01/28^	1,269,682
6,700,000	Embarq Corp.µ 7.995%, 06/01/36	6,323,561
	Frontier Communications Corp.
3,868,000	11.000%, 09/15/25^	2,504,897
2,851,000	7.625%, 04/15/24	1,541,892
1,159,000	8.500%, 04/01/26*^	1,052,656
	Gray Television, Inc.*^
1,426,000	5.875%, 07/15/26	1,400,952
572,000	7.000%, 05/15/27	594,560
	Hughes Satellite Systems Corp.^
1,135,000	6.625%, 08/01/26	1,099,531
340,000	5.250%, 08/01/26	328,576
	Inmarsat Finance, PLC*^
1,628,000	4.875%, 05/15/22	1,580,047
1,095,000	6.500%, 10/01/24µ	1,063,990
	Intelsat Jackson Holdings, SA
2,111,000	9.750%, 07/15/25*	2,201,646
1,184,000	5.500%, 08/01/23^	1,077,961
922,000	8.000%, 02/15/24*^	961,282
592,000	MDC Partners, Inc.*^
	6.500%, 05/01/24	542,500
1,401,000	Qwest Corp.µ
	6.875%, 09/15/33	1,321,430
587,000	SBA Communications Corp.^ 4.000%, 10/01/22	583,601
	Sprint Corp.^
4,696,000	7.125%, 06/15/24	4,830,423
4,006,000	7.875%, 09/15/23	4,261,903
1,381,000	7.625%, 03/01/26	1,435,957
1,431,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	1,379,055
868,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	756,371
2,304,000	United States Cellular Corp.µ 6.700%, 12/15/33	2,392,047
592,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	493,041
	Windstream Services, LLC / Windstream Finance Corp.
1,455,000	8.625%, 10/31/25*	1,378,205
PRINCIPAL AMOUNT		VALUE
458,000	7.750%, 10/01/21	$287,574
156,000	10.500%, 06/30/24*	129,496
		55,532,870

	Consumer Discretionary (3.4%)
1,258,000	Beverages & More, Inc.* 11.500%, 06/15/22	951,557
1,480,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	1,487,541
1,431,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,337,491
	CCO Holdings, LLC / CCO Holdings Capital Corp.
2,368,000	5.125%, 05/01/27*^	2,293,964
1,209,000	5.750%, 09/01/23	1,233,506
498,000	5.000%, 02/01/28*^	473,929
	Century Communities, Inc.
1,726,000	6.875%, 05/15/22	1,738,393
1,529,000	5.875%, 07/15/25	1,412,850
3,355,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	3,365,451
	DISH DBS Corp.^
1,465,000	7.750%, 07/01/26	1,264,866
844,000	5.875%, 11/15/24	701,862
2,733,000	Eldorado Resorts, Inc.^
	6.000%, 04/01/25	2,750,805
1,416,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	1,402,959
123,000	General Motors Financial Company, Inc.^‡ 6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	108,904
1,480,000	GLP Capital, LP / GLP Financing II, Inc.µ 5.250%, 06/01/25	1,527,071
1,154,000	goeasy, Ltd.µ* 7.875%, 11/01/22	1,210,321
1,751,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	1,648,400
1,480,000	International Game Technology, PLC*^ 6.250%, 01/15/27	1,502,429
4,095,000	L Brands, Inc.µ^ 6.875%, 11/01/35	3,540,701
1,480,000	Lennar Corp.µ 5.250%, 06/01/26	1,444,643
1,278,000	M/I Homes, Inc.^ 5.625%, 08/01/25	1,178,265
	Mattel, Inc.
2,753,000	6.750%, 12/31/25*^	2,603,760
54,000	2.350%, 08/15/21	50,237
1,347,000	Mclaren Finance, PLC*^ 5.750%, 08/01/22	1,240,897
	Meritage Homes Corp.
3,236,000	7.000%, 04/01/22	3,407,929
2,467,000	7.150%, 04/15/20	2,541,762
577,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	260,654
	Penske Automotive Group, Inc.
1,381,000	5.500%, 05/15/26^	1,352,261
207,000	5.375%, 12/01/24	203,647
	PetSmart, Inc.*^
952,000	5.875%, 06/01/25	749,986

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
261,000	8.875%, 06/01/25	$165,572
	Rite Aid Corp.
2,980,000	7.700%, 02/15/27	2,045,025
888,000	6.125%, 04/01/23*^	750,360
7,506,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	8,907,145
2,021,000	Salem Media Group, Inc.* 6.750%, 06/01/24	1,844,294
1,453,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	1,415,869
1,480,000	Sotheby's*^ 4.875%, 12/15/25	1,416,656
853,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	869,002
536,327	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	559,622
1,184,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	1,153,696
		64,114,282

	Consumer Staples (1.3%)
873,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC^ 5.750%, 03/15/25	818,429
888,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	864,681
1,682,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	1,263,552
	JBS USA LUX, SA / JBS USA Finance, Inc.*
8,860,000	7.250%, 06/01/21	8,995,115
2,072,000	6.750%, 02/15/28^	2,116,631
123,000	Land O' Lakes, Inc.* 7.000%, 09/18/28	118,387
	New Albertson's, Inc.
1,830,000	7.450%, 08/01/29	1,607,893
992,000	7.750%, 06/15/26	903,796
661,000	8.000%, 05/01/31^	594,606
	Pilgrim's Pride Corp.*^
2,235,000	5.875%, 09/30/27	2,168,129
592,000	5.750%, 03/15/25	580,977
	Post Holdings, Inc.*^
1,411,000	5.750%, 03/01/27	1,386,004
296,000	5.625%, 01/15/28	284,546
	Simmons Foods, Inc.*
1,169,000	7.750%, 01/15/24	1,210,155
705,000	5.750%, 11/01/24^	577,673
		23,490,574

	Energy (3.6%)
247,000	Andeavor Logistics, LP^‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	235,400
903,000	Apergy Corp. 6.375%, 05/01/26	890,841
444,000	Berry Petroleum Company, LLC*^ 7.000%, 02/15/26	432,345
884,000	Bruin E&P Partners, LLC*^ 8.875%, 08/01/23	843,805
1,717,000	Buckeye Partners, LPµ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	1,465,408
PRINCIPAL AMOUNT		VALUE
2,960,000	Calfrac Holdings, LP* 8.500%, 06/15/26	$2,246,492
2,077,000	California Resources Corp.*^ 8.000%, 12/15/22	1,670,147
2,063,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	2,041,700
1,480,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	1,166,699
1,184,000	Cheniere Energy Partners, LPµ*^ 5.625%, 10/01/26	1,188,783
	Chesapeake Energy Corp.^
1,431,000	8.000%, 01/15/25	1,441,081
1,223,000	7.000%, 10/01/24	1,196,088
863,000	Comstock Resources, Inc.* 9.750%, 08/15/26	799,380
2,684,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	2,262,639
557,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	525,396
	Denbury Resources, Inc.
1,317,000	5.500%, 05/01/22	965,532
1,204,000	7.500%, 02/15/24*^	1,054,824
937,000	9.250%, 03/31/22*^	925,339
508,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	480,817
247,000	Enbridge, Inc.^‡ 6.000%, 01/15/77 3 mo. USD LIBOR + 3.89%	234,619
3,389,000	Energy Transfer, LPµ^‡ 5.754%, 11/01/66 3 mo. USD LIBOR + 3.02%	2,720,350
	Energy Transfer, LP^
2,121,000	5.500%, 06/01/27µ	2,202,351
567,000	5.875%, 01/15/24	603,906
271,000	EnLink Midstream Partners, LP‡ 6.000%, 12/15/22 3 mo. USD LIBOR + 4.11%	216,179
	Enterprise Products Operating, LLCµ‡
2,254,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	2,012,304
602,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	521,988
252,000	5.250%, 08/16/77 3 mo. USD LIBOR + 3.03%	224,150
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
1,169,000	7.750%, 05/15/26^	1,079,414
1,085,000	9.375%, 05/01/24	581,164
	Genesis Energy, LP / Genesis Energy Finance Corp.^
1,495,000	6.500%, 10/01/25	1,418,247
1,480,000	6.250%, 05/15/26	1,361,186
	Gulfport Energy Corp.^
1,066,000	6.000%, 10/15/24	1,003,730
987,000	6.375%, 05/15/25	933,292
1,144,000	Halcon Resources Corp.^ 6.750%, 02/15/25	870,904
1,312,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	1,255,571
1,884,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	1,788,368

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,480,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	$1,463,343
1,209,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.*^ 10.625%, 05/01/24	1,083,887
533,000	Moss Creek Resources Holdings, Inc.*^ 7.500%, 01/15/26	478,309
1,012,000	MPLX, LP^ 4.875%, 06/01/25	1,054,423
148,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	128,964
888,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	891,192
148,375	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	152,340
1,036,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	981,905
1,480,000	Par Petroleum LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	1,375,061
1,500,000	PDC Energy, Inc.^ 5.750%, 05/15/26	1,415,745
1,727,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	1,550,362
602,000	QEP Resources, Inc.^ 5.625%, 03/01/26	578,730
2,225,000	SESI, LLC^ 7.750%, 09/15/24	1,761,799
557,000	SM Energy Company^ 6.750%, 09/15/26	549,982
1,061,000	Southwestern Energy Company^ 7.500%, 04/01/26	1,095,615
962,000	Sunoco, LP / Sunoco Finance Corp.^ 5.500%, 02/15/26	950,624
839,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.µ* 6.500%, 07/15/27	865,399
247,000	Transcanada Trust^‡ 5.300%, 03/15/77 3 mo. USD LIBOR + 3.21%	227,602
286,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	262,575
296,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	297,116
1,396,000	Transocean, Inc.*^ 7.500%, 01/15/26	1,329,934
1,431,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	1,188,624
2,343,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	2,293,024
3,068,000	Weatherford International, Ltd. 8.250%, 06/15/23	1,970,853
1,529,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	1,501,050
PRINCIPAL AMOUNT		VALUE
1,485,000	WildHorse Resource Development Corp.^ 6.875%, 02/01/25	$1,506,755
		67,815,652

	Financials (3.8%)
3,083,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	2,692,538
740,000	Allstate Corp.µ‡ 5.750%, 08/15/53 3 mo. USD LIBOR + 2.94%	740,873
4,064,000	Ally Financial, Inc. 8.000%, 11/01/31	4,888,972
247,000	American Express Companyµ‡ 4.900%, 03/15/20 3 mo. USD LIBOR + 3.29%	244,644
1,480,000	Amwins Group, Inc.* 7.750%, 07/01/26	1,487,097
	Ardonagh Midco 3, PLC*
2,689,000	8.625%, 07/15/23^	2,318,456
592,000	8.625%, 07/15/23	503,976
2,072,000	AssuredPartners, Inc.* 7.000%, 08/15/25	1,988,789
1,924,000	Bank of America Corp.µ^‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	1,872,802
493,000	Bank of New York Mellon Corp.µ^‡ 4.625%, 09/20/26 3 mo. USD LIBOR + 3.13%	463,070
1,717,000	Bank of Nova Scotiaµ‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	1,536,921
3,414,000	Charles Schwab Corp.µ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	3,077,260
247,000	CIT Group, Inc.‡ 5.800%, 06/15/22 3 mo. USD LIBOR + 3.97%	236,421
839,000	Citigroup, Inc.^‡ 5.950%, 05/15/25 3 mo. USD LIBOR + 3.91%	836,571
1,603,000	Discover Financial Servicesµ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	1,476,956
123,000	E*TRADE Financial Corp.^‡ 5.875%, 09/15/26 3 mo. USD LIBOR + 4.44%	119,513
247,000	Fifth Third Bancorpµ‡ 5.100%, 06/30/23 3 mo. USD LIBOR + 3.03%	232,400
493,000	Goldman Sachs Group, Inc.µ‡ 5.300%, 11/10/26 3 mo. USD LIBOR + 3.83%	481,841
661,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	658,805
395,000	Hartford Financial Services Group, Inc.µ*‡ 4.741%, 02/12/47 3 mo. USD LIBOR + 2.13%	338,215
1,480,000	HUB International, Ltd.* 7.000%, 05/01/26	1,437,028

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,415,000	ILFC E-Capital Trust II*^‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	$1,865,515
3,157,000	Iron Mountain, Inc.μ*^ 5.250%, 03/15/28	2,938,978
	Jefferies Finance, LLC*
5,944,000	7.375%, 04/01/20	5,969,678
2,565,000	7.250%, 08/15/24	2,446,459
	JPMorgan Chase & Company^‡
493,000	6.100%, 10/01/24 3 mo. USD LIBOR + 3.33%	508,672
444,000	6.750%, 02/01/24μ 3 mo. USD LIBOR + 3.78%	478,494
247,000	KeyCorp^‡ 5.000%, 09/15/26 3 mo. USD LIBOR + 3.61%	233,597
1,184,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.μ*^ 5.250%, 10/01/25	1,090,002
977,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	967,767
1,431,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	1,445,868
1,584,000	LPL Holdings, Inc.* 5.750%, 09/15/25	1,558,125
2,841,000	MetLife, Inc.μ^ 6.400%, 12/15/66	3,009,954
2,787,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	2,783,683
222,000	Nationwide Financial Services, Inc.μ^ 6.750%, 05/15/37	227,862
	Navient Corp.^
1,875,000	6.750%, 06/25/25	1,812,984
567,000	6.500%, 06/15/22	580,602
1,115,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,124,790
2,664,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	2,545,772
740,000	PNC Financial Services Group, Inc.μ‡ 5.000%, 11/01/26 3 mo. USD LIBOR + 3.30%	710,456
291,000	Principal Financial Group, Inc.μ‡ 4.700%, 05/15/55 3 mo. USD LIBOR + 3.04%	285,826
247,000	Progressive Corp.^‡ 5.375%, 03/15/23 3 mo. USD LIBOR + 2.54%	241,770
247,000	Prudential Financial, Inc.μ‡ 5.700%, 09/15/48 3 mo. USD LIBOR + 2.67%	237,672
1,480,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	1,471,194
	Springleaf Finance Corp.
2,003,000	6.875%, 03/15/25^	1,919,355
1,480,000	7.125%, 03/15/26	1,415,849
247,000	State Street Corp.μ^‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	244,104
PRINCIPAL AMOUNT		VALUE
247,000	SunTrust Banks, Inc.μ‡ 5.125%, 12/15/27 3 mo. USD LIBOR + 2.79%	$222,226
631,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	628,836
2,886,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	2,503,403
740,000	US Bancorpμ‡ 5.300%, 04/15/27 3 mo. USD LIBOR + 2.91%	731,264
247,000	Voya Financial, Inc.μ‡ 6.125%, 09/15/23 3 mo. USD LIBOR + 3.36%	245,076
469,000	Wells Fargo & Company^‡ 5.875%, 06/15/25 3 mo. USD LIBOR + 3.99%	489,917
247,000	XLIT, Ltd.‡ 5.245%, 03/04/19 3 mo. USD LIBOR + 2.46%	235,894
		70,804,792

	Health Care (3.0%)
2,644,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	2,614,163
2,960,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	3,155,863
6,201,000	Community Health Systems, Inc.*^ 8.125%, 06/30/24	4,942,135
4,356,000	DaVita, Inc.^ 5.125%, 07/15/24	4,296,911
2,837,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.*^ 6.000%, 07/15/23	2,324,638
1,253,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	1,181,729
	HCA, Inc.
8,120,000	5.875%, 05/01/23	8,603,505
1,431,000	7.500%, 11/06/33	1,583,301
355,000	5.375%, 02/01/25^	367,420
1,337,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	1,415,375
1,431,000	Magellan Health, Inc.μ 4.400%, 09/22/24	1,346,821
1,929,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	1,632,764
666,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	541,758
	Tenet Healthcare Corp.
3,552,000	6.750%, 06/15/23^	3,490,035
1,579,000	4.625%, 07/15/24μ^	1,552,512
1,465,000	6.250%, 02/01/27*	1,487,722
148,000	6.875%, 11/15/31	132,200
1,658,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	1,552,443
4,675,000	Teva Pharmaceutical Finance IV, BVμ^ 3.650%, 11/10/21	4,528,883

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Teva Pharmaceutical Finance Netherlands III, BV^
2,023,000	6.000%, 04/15/24μ	$2,061,983
829,000	2.800%, 07/21/23	747,443
	Valeant Pharmaceuticals International*
2,960,000	8.500%, 01/31/27	3,096,086
1,579,000	9.250%, 04/01/26	1,697,922
1,431,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	1,298,633
		55,652,245

	Industrials (2.5%)
1,283,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,270,856
863,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson's, LLC* 7.500%, 03/15/26	866,180
	Allison Transmission, Inc.μ*
1,283,000	4.750%, 10/01/27	1,202,036
375,000	5.000%, 10/01/24	369,932
1,416,000	Arconic, Inc.^ 5.125%, 10/01/24	1,430,245
1,508,020	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	1,322,745
1,460,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	1,369,130
2,269,000	Bombardier, Inc.*^ 7.500%, 03/15/25	2,188,156
	Covanta Holding Corp.
1,786,000	5.875%, 03/01/24	1,781,678
266,000	5.875%, 07/01/25	260,355
1,426,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	1,225,148
2,032,000	Fly Leasing, Ltd. 5.250%, 10/15/24	1,898,823
291,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	275,519
2,077,000	Garda World Security Corp.* 7.250%, 11/15/21	2,038,046
247,000	General Electric Company^‡ 5.000%, 01/21/21 3 mo. USD LIBOR + 3.33%	217,491
	Golden Nugget, Inc.*
1,707,000	6.750%, 10/15/24^	1,716,627
1,085,000	8.750%, 10/01/25	1,114,490
1,480,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,526,154
1,806,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	1,768,092
	Hertz Corp.^
888,000	7.375%, 01/15/21	886,819
252,000	7.625%, 06/01/22*	252,015
	Icahn Enterprises, LPμ^
1,480,000	6.375%, 12/15/25	1,521,921
1,252,000	6.750%, 02/01/24	1,297,216
592,000	James Hardie International Finance, Ltd.μ* 4.750%, 01/15/25	564,590
1,431,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	1,292,622
750,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	749,434
PRINCIPAL AMOUNT		VALUE
1,842,000	Meritor, Inc.^ 6.250%, 02/15/24	$1,854,028
1,201,000	Multi-Color Corp.*^ 4.875%, 11/01/25	1,141,989
2,072,000	Navistar International Corp.*^ 6.625%, 11/01/25	2,082,857
	Park Aerospace Holdings, Ltd.*
834,000	4.500%, 03/15/23^	822,958
587,000	5.500%, 02/15/24	597,387
2,634,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	2,564,976
1,386,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	1,314,760
972,000	Tennant Company 5.625%, 05/01/25	966,542
296,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC*^ 7.750%, 04/15/26	259,391
592,000	TransDigm UK Holdings, PLC*^ 6.875%, 05/15/26	575,504
858,000	TransDigm, Inc.* 6.250%, 03/15/26	872,243
	United Rentals North America, Inc.^
1,233,000	5.875%, 09/15/26	1,258,221
1,105,000	4.875%, 01/15/28	1,048,656
607,000	6.500%, 12/15/26	631,486
740,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	720,686
		47,118,004

	Information Technology (0.9%)
2,784,000	Alliance Data Systems Corp.*^ 5.875%, 11/01/21	2,817,519
572,000	Cardtronics, Inc.* 5.500%, 05/01/25	546,048
2,383,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	2,254,830
	Clear Channel Worldwide Holdings, Inc.
2,111,000	7.625%, 03/15/20	2,110,725
784,000	7.625%, 03/15/20^	785,482
1,366,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,289,866
2,817,000	Dell International, LLC / EMC Corp.μ*^ 6.020%, 06/15/26	2,945,216
1,480,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	1,389,920
1,283,000	Nuance Communications, Inc.μ 6.000%, 07/01/24	1,298,268
1,001,000	VFH Parent, LLC*^ 6.750%, 06/15/22	1,027,752
		16,465,626

	Materials (1.3%)
2,056,000	AK Steel Corp.^ 6.375%, 10/15/25	1,678,961
	Alcoa Nederland Holding, BV*^
1,810,000	7.000%, 09/30/26	1,908,844
592,000	6.125%, 05/15/28	600,546
4,548,000	ArcelorMittal, SAμ 7.000%, 10/15/39	4,989,474

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,664,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	$2,593,830
612,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP*^ 8.750%, 07/15/26	612,728
	First Quantum Minerals, Ltd.*
776,000	7.000%, 02/15/21^	774,972
395,000	7.250%, 04/01/23	378,542
1,579,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,518,090
888,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	888,546
720,000	Kinross Gold Corp.μ 4.500%, 07/15/27	650,074
1,357,000	New Gold, Inc.*^ 6.375%, 05/15/25	1,145,050
3,951,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	3,957,085
	United States Steel Corp.^
2,871,000	6.875%, 08/15/25	2,749,112
557,000	6.250%, 03/15/26	507,190
		24,953,044

	Real Estate (0.3%)
839,000	CBL & Associates, LP^ 5.250%, 12/01/23	706,740
2,388,000	MPT Operating Partnership, LP / MPT Finance Corp.μ 5.000%, 10/15/27	2,328,169
1,480,000	Starwood Property Trust, Inc.μ^ 4.750%, 03/15/25	1,437,931
		4,472,840

	Utilities (0.5%)
261,000	NextEra Energy Capital Holdings, Inc.μ‡ 4.800%, 12/01/77 3 mo. USD LIBOR + 2.41%	223,520
345,000	NGPL PipeCo, LLC*^ 4.875%, 08/15/27	342,811
	NRG Energy, Inc.^
799,000	6.625%, 01/15/27	847,371
648,000	5.750%, 01/15/28	655,980
3,118,000	PPL Capital Funding, Inc.μ^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	2,837,037
922,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	858,009
1,480,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	1,376,977
1,218,000	Vistra Energy Corp.* 8.125%, 01/30/26	1,320,349
123,000	WEC Energy Group, Inc.μ‡ 4.729%, 05/15/67 3 mo. USD LIBOR + 2.11%	107,702
		8,569,756

	TOTAL CORPORATE BONDS (Cost $461,261,597)	439,575,786
PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (17.0%)
	Communication Services (2.1%)
7,385,000	GCI Liberty, Inc.*^ 1.750%, 09/30/46	$7,861,776
	Liberty Media Corp.
15,900,000	2.250%, 09/30/46	7,811,750
7,750,000	1.375%, 10/15/23	8,730,491
4,810,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*^§ 2.125%, 03/31/48	4,635,108
3,150,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	3,329,534
1,883,000	Live Nation Entertainment, Inc.*^ 2.500%, 03/15/23	2,026,372
4,780,000	Twitter, Inc.*^ 0.250%, 06/15/24	4,443,942
		38,838,973

	Consumer Discretionary (2.1%)
9,000,000	Booking Holdings, Inc.^~ 0.350%, 06/15/20	12,789,675
	Ctrip.com International, Ltd.
2,470,000	1.000%, 07/01/20	2,386,378
2,325,000	1.990%, 07/01/25^	2,371,477
	DISH Network Corp.
2,480,000	3.375%, 08/15/26	2,105,780
1,190,000	2.375%, 03/15/24^	984,154
	Liberty Interactive, LLC
2,624,592	4.000%, 11/15/29	1,775,327
2,035,000	3.750%, 02/15/30	1,348,350
3,640,000	Marriott Vacations Worldwide Corp.^ 1.500%, 09/15/22	3,412,991
2,100,000	NIO, Inc.* 4.500%, 02/01/24	2,101,281
4,730,000	RH*^ 0.000%, 06/15/23	4,503,126
5,250,000	Tesla, Inc.^ 2.375%, 03/15/22	6,062,884
		39,841,423

	Energy (0.7%)
8,850,000	Nabors Industries, Inc.^ 0.750%, 01/15/24	5,957,333
2,090,000	Oil States International, Inc.* 1.500%, 02/15/23	1,828,374
5,600,000	TOTAL, SA^ 0.500%, 12/02/22	5,905,312
		13,691,019

	Financials (1.0%)
7,500,000	Ares Capital Corp.μ^ 3.750%, 02/01/22	7,538,212
6,900,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	7,262,319
4,445,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	4,199,792
		19,000,323

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Health Care (2.4%)
1,960,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	$2,367,523
4,235,000	CONMED Corp.* 2.625%, 02/01/24	4,306,529
6,080,000	DexCom, Inc.*^ 0.750%, 12/01/23	6,730,712
1,928,000	Evolent Health, Inc.* 1.500%, 10/15/25	1,688,475
	Illumina, Inc.
6,646,000	0.000%, 08/15/23*^	6,720,834
3,753,000	0.000%, 06/15/19	4,290,411
4,810,000	Insulet Corp.*^ 1.375%, 11/15/24	5,276,642
4,700,000	NuVasive, Inc. 2.250%, 03/15/21	5,028,436
2,820,000	Teladoc Health, Inc.*^ 1.375%, 05/15/25	3,954,966
3,072,000	Wright Medical Group, Inc.*^ 1.625%, 06/15/23	3,301,340
		43,665,868

	Industrials (0.3%)
2,924,000	Air Transport Services Group, Inc.μ^ 1.125%, 10/15/24	2,892,055
3,275,000	Meritor, Inc. 3.250%, 10/15/37	3,106,469
		5,998,524

	Information Technology (7.1%)
1,620,000	Akamai Technologies, Inc.*^ 0.125%, 05/01/25	1,545,504
2,400,000	Citrix Systems, Inc. 0.500%, 04/15/19	3,410,796
2,914,000	Cypress Semiconductor Corp. 2.000%, 02/01/23	2,854,205
4,680,000	DocuSign, Inc.*^ 0.500%, 09/15/23	4,688,752
2,400,000	Guidewire Software, Inc. 1.250%, 03/15/25	2,430,324
2,170,000	II-VI, Inc. 0.250%, 09/01/22	2,290,609
7,350,000	Intel Corp. 3.250%, 08/01/39	16,874,130
4,975,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	5,370,537
6,950,000	Microchip Technology, Inc.^ 1.625%, 02/15/27	7,474,899
3,749,000	New Relic, Inc.*^ 0.500%, 05/01/23	4,286,100
6,300,000	NXP Semiconductors, NV 1.000%, 12/01/19	6,498,986
	ON Semiconductor Corp.
5,822,000	1.000%, 12/01/20	7,162,137
5,000,000	1.625%, 10/15/23^	6,051,175
6,795,000	Palo Alto Networks, Inc.*^ 0.750%, 07/01/23	7,087,049
1,974,000	Pure Storage, Inc.* 0.125%, 04/15/23	1,920,988
1,790,000	RealPage, Inc. 1.500%, 11/15/22	2,573,188
7,600,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	8,046,766
PRINCIPAL AMOUNT		VALUE
4,765,000	Splunk, Inc.* 0.500%, 09/15/23	$5,088,043
1,900,000	Twilio, Inc.*^ 0.250%, 06/01/23	3,219,987
4,830,000	Wix.com, Ltd.*^ 0.000%, 07/01/23	5,031,942
13,840,000	Workday, Inc. 0.250%, 10/01/22	18,645,525
7,585,000	Zendesk, Inc.*^ 0.250%, 03/15/23	9,467,559
		132,019,201

	Materials (0.3%)
5,300,000	Royal Gold, Inc.^ 2.875%, 06/15/19	5,314,813
	Real Estate (0.7%)
7,927,000	Empire State Realty OP, LP* 2.625%, 08/15/19	7,885,582
4,520,000	IH Merger Sub, LLC 3.500%, 01/15/22	4,945,535
		12,831,117

	Utilities (0.3%)
4,830,000	NRG Energy, Inc.* 2.750%, 06/01/48	5,369,583

	TOTAL CONVERTIBLE BONDS (Cost $303,620,555)	316,570,844

U.S. GOVERNMENT AND AGENCY SECURITY (0.3%)
6,364,000	United States Treasury Note 2.000%, 11/15/26	6,111,933

BANK LOANS (2.3%)
	Communication Services (0.4%)
249,370	Charter Communications Operating, LLC‡ 4.500%, 04/30/25 1 mo. LIBOR + 2.00%	246,465
1,446,375	Cincinnati Bell, Inc.‡ 5.749%, 10/02/24 1 mo. LIBOR + 3.25%	1,431,463
1,084,907	Cumulus Media New Holdings Inc.‡ 7.000%, 05/15/22 1 mo. LIBOR + 4.50%	1,050,190
1,400,000	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	1,406,125
2,025,962	New Media Holdings II, LLC‡ 8.749%, 07/14/22 1 mo. LIBOR + 6.25%	2,015,832
1,700,000	Sprint Communications, Inc.‡ 5.500%, 02/02/24 1 mo. LIBOR + 3.00%	1,679,286
		7,829,361

	Consumer Discretionary (0.3%)
597,000	American Greetings Corp.‡ 7.023%, 04/06/24 1mo. LIBOR + 4.50%	588,791
950,064	PetSmart, Inc.‡ 5.520%, 03/11/22 1 mo. LIBOR + 3.00%	799,028

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,100,000	R.R. Donnelley & Sons Company‡ 7.510%, 01/15/24 3 mo. LIBOR + 5.00%	$2,085,563
2,660,000	Weight Watchers International, Inc.‡ 7.560%, 11/29/24 1 mo. LIBOR + 4.75%	2,655,012
		6,128,394

	Energy (0.1%)
1,191,000	McDermott Tech Americas, Inc.‡ 7.499%, 05/10/25 1 mo. LIBOR + 5.00%	1,145,510
500,000	Par Pacific Holdings, Inc.‡ 9.550%, 12/17/25 1 mo. LIBOR + 6.75%	501,250
		1,646,760

	Financials (0.2%)
287,725	AssuredPartners, Inc.‡ 5.749%, 10/22/24 1 mo. LIBOR + 3.25%	279,381
1,488,750	Genworth Financial, Inc.‡ 7.008%, 03/07/23 1 mo. LIBOR + 4.50%	1,491,541
827,273	GLP Financing, LLC‡ 4.019%, 04/28/21 1 mo. LIBOR + 1.50%	816,932
1,174,100	HUB International, Ltd.‡ 5.514%, 04/25/25 1 mo. LIBOR + 2.75%	1,134,474
275,000	Level 3 Financing, Inc.‡ 4.756%, 02/22/24 1 mo. LIBOR + 2.25%	270,660
		3,992,988

	Health Care (0.8%)
2,884,830	Amneal Pharmaceuticals, LLC‡ 6.000%, 05/04/25 1 mo. LIBOR + 3.50%	2,865,588
770,000	Bausch Health Cos., Inc.‡ 5.263%, 11/27/25 1 mo. LIBOR + 2.75%	760,556
2,106,428	Gentiva Health Services, Inc.‡ 9.500%, 07/02/26 1 mo. LIBOR + 7.00%	2,139,341
750,698	Gentiva Health Services, Inc.‡ 6.250%, 07/02/25 1 mo. LIBOR + 3.75%	746,944
1,305,897	Mallinckrodt International Finance, SA‡ 5.553%, 09/24/24 1 mo. LIBOR + 2.75%	1,220,778
1,452,875	Ortho Clinical Diagnostics, SA‡ 5.760%, 06/30/25 1 mo. LIBOR + 3.25%	1,408,839
2,326,322	Team Health Holdings, Inc.‡ 5.249%, 02/06/24 1 mo. LIBOR + 2.75%	2,099,506
2,917,588	Valeant Pharmaceuticals International, Inc.‡ 5.513%, 06/02/25 1 mo. LIBOR + 3.00%	2,890,731
		14,132,283
PRINCIPAL AMOUNT		VALUE
	Industrials (0.2%)
1,000,000	RegionalCare Hospital Partners Holdings, Inc.‡ 7.129%, 11/16/25 1 mo. LIBOR + 4.50%	$978,000
1,329,950	Scientific Games International, Inc.‡ 5.249%, 08/14/24 1 mo. LIBOR + 2.75%	1,291,295
1,450,350	TransDigm, Inc.‡ 4.999%, 08/22/24 1 mo. LIBOR + 2.50%	1,418,399
		3,687,694

	Information Technology (0.2%)
1,425,200	BMC Software Finance, Inc.‡ 7.053%, 10/02/25 1 mo. LIBOR + 4.25%	1,394,409
1,500,000	First Data Corp.‡ 4.519%, 04/26/24 1 mo. LIBOR + 2.00%	1,496,077
		2,890,486

	Information Technology (0.0%)
448,864	Dell International LLC‡ 4.500%, 09/07/23 1 mo. LIBOR + 2.00%	443,369

	Real Estate (0.1%)
1,542,250	iStar, Inc.‡ 5.258%, 06/28/23 1 mo. LIBOR + 2.75%	1,529,719

	TOTAL BANK LOANS (Cost $42,888,484)	42,281,054

SYNTHETIC CONVERTIBLE SECURITIES (0.4%) ¤
Corporate Bonds (0.3%)
	Airlines (0.0%)
8,000	UAL Pass Through Trust Series 2007-1μ 6.636%, 01/02/24	8,287

	Communication Services (0.0%)
13,000	Altice Financing, SA*^ 7.500%, 05/15/26	12,356
34,000	Altice France, SA* 7.375%, 05/01/26	32,860
	Altice Luxembourg, SA*^
8,000	7.750%, 05/15/22	7,776
8,000	7.625%, 02/15/25	6,812
	Cincinnati Bell, Inc.*^
19,000	8.000%, 10/15/25	16,551
10,000	7.000%, 07/15/24	8,639
12,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	10,995
	CSC Holdings, LLC*
57,000	5.500%, 04/15/27μ	55,848
21,000	5.500%, 05/15/26μ^	20,846
17,000	7.500%, 04/01/28^	17,506
91,000	Embarq Corp.μ 7.995%, 06/01/36	85,887

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Frontier Communications Corp.
52,000	11.000%, 09/15/25^	$33,675
39,000	7.625%, 04/15/24	21,092
16,000	8.500%, 04/01/26*^	14,532
	Gray Television, Inc.*^
19,000	5.875%, 07/15/26	18,666
8,000	7.000%, 05/15/27	8,316
	Hughes Satellite Systems Corp.^
15,000	6.625%, 08/01/26	14,531
5,000	5.250%, 08/01/26	4,832
	Inmarsat Finance, PLC*^
22,000	4.875%, 05/15/22	21,352
15,000	6.500%, 10/01/24μ	14,575
	Intelsat Jackson Holdings, SA
29,000	9.750%, 07/15/25*	30,245
16,000	5.500%, 08/01/23^	14,567
13,000	8.000%, 02/15/24*^	13,554
8,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	7,331
19,000	Qwest Corp.μ 6.875%, 09/15/33	17,921
8,000	SBA Communications Corp.^ 4.000%, 10/01/22	7,954
	Sprint Corp.^
64,000	7.125%, 06/15/24	65,832
54,000	7.875%, 09/15/23	57,449
19,000	7.625%, 03/01/26	19,756
19,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	18,310
12,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	10,457
31,000	United States Cellular Corp.μ 6.700%, 12/15/33	32,185
8,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	6,663
	Windstream Services, LLC / Windstream Finance Corp.
20,000	8.625%, 10/31/25*	18,944
6,000	7.750%, 10/01/21	3,767
2,000	10.500%, 06/30/24*	1,660
		754,242

	Consumer Discretionary (0.1%)
17,000	Beverages & More, Inc.* 11.500%, 06/15/22	12,859
20,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	20,102
19,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	17,758
	CCO Holdings, LLC / CCO Holdings Capital Corp.
32,000	5.125%, 05/01/27*^	31,000
16,000	5.750%, 09/01/23	16,324
7,000	5.000%, 02/01/28*^	6,662
	Century Communities, Inc.
23,000	6.875%, 05/15/22	23,165
21,000	5.875%, 07/15/25	19,405
45,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	45,140
	DISH DBS Corp.^
20,000	7.750%, 07/01/26	17,268
11,000	5.875%, 11/15/24	9,148
37,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	37,241
PRINCIPAL AMOUNT		VALUE
19,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	$18,825
2,000	General Motors Financial Company, Inc.^‡ 6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	1,771
20,000	GLP Capital, LP / GLP Financing II, Inc.μ 5.250%, 06/01/25	20,636
16,000	goeasy, Ltd.μ* 7.875%, 11/01/22	16,781
24,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	22,594
20,000	International Game Technology, PLC*^ 6.250%, 01/15/27	20,303
55,000	L Brands, Inc.μ^ 6.875%, 11/01/35	47,555
20,000	Lennar Corp.μ 5.250%, 06/01/26	19,522
17,000	M/I Homes, Inc.^ 5.625%, 08/01/25	15,673
	Mattel, Inc.
37,000	6.750%, 12/31/25*^	34,994
1,000	2.350%, 08/15/21	930
18,000	Mclaren Finance, PLC*^ 5.750%, 08/01/22	16,582
	Meritage Homes Corp.
44,000	7.000%, 04/01/22	46,338
33,000	7.150%, 04/15/20	34,000
8,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	3,614
	Penske Automotive Group, Inc.
19,000	5.500%, 05/15/26^	18,605
3,000	5.375%, 12/01/24	2,951
	PetSmart, Inc.*^
13,000	5.875%, 06/01/25	10,241
4,000	8.875%, 06/01/25	2,538
	Rite Aid Corp.
40,000	7.700%, 02/15/27	27,450
12,000	6.125%, 04/01/23*^	10,140
102,000	Royal Caribbean Cruises, Ltd.μ^ 7.500%, 10/15/27	121,040
27,000	Salem Media Group, Inc.* 6.750%, 06/01/24	24,639
20,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	19,489
20,000	Sotheby's*^ 4.875%, 12/15/25	19,144
12,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	12,225
7,000	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	7,304
16,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	15,591
		867,547

	Consumer Staples (0.0%)
12,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC^ 5.750%, 03/15/25	11,250

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
12,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	$11,685
23,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	17,278
	JBS USA LUX, SA / JBS USA Finance, Inc.*
120,000	7.250%, 06/01/21	121,830
28,000	6.750%, 02/15/28^	28,603
2,000	Land O’ Lakes, Inc.* 7.000%, 09/18/28	1,925
	New Albertson’s, Inc.
25,000	7.450%, 08/01/29	21,966
13,000	7.750%, 06/15/26	11,844
9,000	8.000%, 05/01/31^	8,096
	Pilgrim’s Pride Corp.*^
30,000	5.875%, 09/30/27	29,102
8,000	5.750%, 03/15/25	7,851
	Post Holdings, Inc.*^
19,000	5.750%, 03/01/27	18,664
4,000	5.625%, 01/15/28	3,845
	Simmons Foods, Inc.*
16,000	7.750%, 01/15/24	16,563
10,000	5.750%, 11/01/24^	8,194
		318,696

	Energy (0.1%)
3,000	Andeavor Logistics, LP^‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	2,859
12,000	Apergy Corp. 6.375%, 05/01/26	11,838
6,000	Berry Petroleum Company, LLC*^ 7.000%, 02/15/26	5,843
12,000	Bruin E&P Partners, LLC*^ 8.875%, 08/01/23	11,454
23,000	Buckeye Partners, LPμ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	19,630
40,000	Calfrac Holdings, LP* 8.500%, 06/15/26	30,358
28,000	California Resources Corp.*^ 8.000%, 12/15/22	22,515
28,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	27,711
20,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	15,766
16,000	Cheniere Energy Partners, LPμ*^ 5.625%, 10/01/26	16,065
	Chesapeake Energy Corp.^
19,000	8.000%, 01/15/25	19,134
17,000	7.000%, 10/01/24	16,626
12,000	Comstock Resources, Inc.* 9.750%, 08/15/26	11,115
36,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	30,348
8,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	7,546
	Denbury Resources, Inc.
18,000	5.500%, 05/01/22	13,196
16,000	7.500%, 02/15/24*^	14,018
13,000	9.250%, 03/31/22*^	12,838
7,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	6,625
PRINCIPAL AMOUNT		VALUE
3,000	Enbridge, Inc.^ ‡ 6.000%, 01/15/77 3 mo. USD LIBOR + 3.89%	$2,850
46,000	Energy Transfer, LPμ^‡ 5.754%, 11/01/66 3 mo. USD LIBOR + 3.02%	36,924
	Energy Transfer, LP^
29,000	5.500%, 06/01/27μ	30,112
8,000	5.875%, 01/15/24	8,521
4,000	EnLink Midstream Partners, LP‡ 6.000%, 12/15/22 3 mo. USD LIBOR + 4.11%	3,191
	Enterprise Products Operating, LLCμ‡
31,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	27,676
8,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	6,937
3,000	5.250%, 08/16/77 3 mo. USD LIBOR + 3.03%	2,669
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
16,000	7.750%, 05/15/26^	14,774
15,000	9.375%, 05/01/24	8,035
	Genesis Energy, LP / Genesis Energy Finance Corp.^
20,000	6.500%, 10/01/25	18,973
20,000	6.250%, 05/15/26	18,394
	Gulfport Energy Corp.^
14,000	6.000%, 10/15/24	13,182
13,000	6.375%, 05/15/25	12,293
16,000	Halcon Resources Corp.^ 6.750%, 02/15/25	12,181
18,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	17,226
26,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	24,680
20,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	19,775
16,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.*^ 10.625%, 05/01/24	14,344
7,000	Moss Creek Resources Holdings, Inc.*^ 7.500%, 01/15/26	6,282
14,000	MPLX, LP^ 4.875%, 06/01/25	14,587
2,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	1,743
12,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	12,043
2,000	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	2,053
14,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	13,269
20,000	Par Petroleum LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	18,582
20,000	PDC Energy, Inc.^ 5.750%, 05/15/26	18,877

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
23,000	Plains All American Pipeline, LPμ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	$20,648
8,000	QEP Resources, Inc.^ 5.625%, 03/01/26	7,691
30,000	SESI, LLC^ 7.750%, 09/15/24	23,755
8,000	SM Energy Company^ 6.750%, 09/15/26	7,899
14,000	Southwestern Energy Company^ 7.500%, 04/01/26	14,457
13,000	Sunoco, LP / Sunoco Finance Corp.^ 5.500%, 02/15/26	12,846
11,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.μ* 6.500%, 07/15/27	11,346
3,000	Transcanada Trust^‡ 5.300%, 03/15/77 3 mo. USD LIBOR + 3.21%	2,764
4,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	3,672
4,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	4,015
19,000	Transocean, Inc.*^ 7.500%, 01/15/26	18,101
19,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	15,782
32,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	31,317
42,000	Weatherford International, Ltd. 8.250%, 06/15/23	26,980
21,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	20,616
20,000	WildHorse Resource Development Corp.^ 6.875%, 02/01/25	20,293
		917,840

	Financials (0.1%)
42,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	36,681
10,000	Allstate Corp.μ‡ 5.750%, 08/15/53 3 mo. USD LIBOR + 2.94%	10,012
55,000	Ally Financial, Inc. 8.000%, 11/01/31	66,165
3,000	American Express Companyμ‡ 4.900%, 03/15/20 3 mo. USD LIBOR + 3.29%	2,971
20,000	Amwins Group, Inc.* 7.750%, 07/01/26	20,096
	Ardonagh Midco 3, PLC*
36,000	8.625%, 07/15/23^	31,039
8,000	8.625%, 07/15/23	6,810
28,000	AssuredPartners, Inc.* 7.000%, 08/15/25	26,876
26,000	Bank of America Corp.μ^‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	25,308
PRINCIPAL AMOUNT		VALUE
7,000	Bank of New York Mellon Corp.μ^‡ 4.625%, 09/20/26 3 mo. USD LIBOR + 3.13%	$6,575
23,000	Bank of Nova Scotiaμ‡ 4.650%, 10/12/22 3 mo. USD LIBOR +2.65%	20,588
46,000	Charles Schwab Corp.μ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	41,463
3,000	CIT Group, Inc.‡ 5.800%, 06/15/22 3 mo. USD LIBOR + 3.97%	2,872
11,000	Citigroup, Inc.^‡ 5.950%, 05/15/25 3 mo. USD LIBOR + 3.91%	10,968
22,000	Discover Financial Servicesμ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	20,270
2,000	E*TRADE Financial Corp.^‡ 5.875%, 09/15/26 3 mo. USD LIBOR + 4.44%	1,943
3,000	Fifth Third Bancorpμ‡ 5.100%, 06/30/23 3 mo. USD LIBOR + 3.03%	2,823
7,000	Goldman Sachs Group, Inc.μ‡ 5.300%, 11/10/26 3 mo. USD LIBOR + 3.83%	6,842
9,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	8,970
5,000	Hartford Financial Services Group, Inc.μ*‡ 4.741%, 02/12/47 3 mo. USD LIBOR + 2.13%	4,281
20,000	HUB International, Ltd.* 7.000%, 05/01/26	19,419
33,000	ILFC E-Capital Trust II*^‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	25,492
43,000	Iron Mountain, Inc.μ*^ 5.250%, 03/15/28	40,030
	Jefferies Finance, LLC*
81,000	7.375%, 04/01/20	81,350
35,000	7.250%, 08/15/24	33,382
	JPMorgan Chase & Company^‡
7,000	6.100%, 10/01/24 3 mo. USD LIBOR + 3.33%	7,223
6,000	6.750%, 02/01/24μ 3 mo. USD LIBOR + 3.78%	6,466
3,000	KeyCorp^‡ 5.000%, 09/15/26 3 mo. USD LIBOR + 3.61%	2,837
16,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.μ*^ 5.250%, 10/01/25	14,730
13,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	12,877
19,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	19,197
21,000	LPL Holdings, Inc.* 5.750%, 09/15/25	20,657
39,000	MetLife, Inc.μ^ 6.400%, 12/15/66	41,319

See accompanying Notes to Schedule of Investments

 Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
38,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	$37,955
3,000	Nationwide Financial Services, Inc.μ^ 6.750%, 05/15/37 Navient Corp.^	3,079
25,000	6.750%, 06/25/25	24,173
8,000	6.500%, 06/15/22	8,192
15,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	15,132
36,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	34,402
10,000	PNC Financial Services Group, Inc.μ‡ 5.000%, 11/01/26 3 mo. USD LIBOR + 3.30%	9,601
4,000	Principal Financial Group, Inc.μ‡ 4.700%, 05/15/55 3 mo. USD LIBOR + 3.04%	3,929
3,000	Progressive Corp.^‡ 5.375%, 03/15/23 3 mo. USD LIBOR + 2.54%	2,936
3,000	Prudential Financial, Inc.μ‡ 5.700%, 09/15/48 3 mo. USD LIBOR + 2.67%	2,887
20,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	19,881
	Springleaf Finance Corp.
27,000	6.875%, 03/15/25^	25,872
20,000	7.125%, 03/15/26	19,133
3,000	State Street Corp.μ^‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	2,965
3,000	SunTrust Banks, Inc.μ‡ 5.125%, 12/15/27 3 mo. USD LIBOR + 2.79%	2,699
9,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	8,969
39,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	33,830
10,000	US Bancorpμ‡ 5.300%, 04/15/27 3 mo. USD LIBOR + 2.91%	9,882
3,000	Voya Financial, Inc.μ‡ 6.125%, 09/15/23 3 mo. USD LIBOR + 3.36%	2,977
6,000	Wells Fargo & Company^‡ 5.875%, 06/15/25 3 mo. USD LIBOR + 3.99%	6,268
3,000	XLIT, Ltd.‡ 5.245%, 03/04/19 3 mo. USD LIBOR + 2.46%	2,865
		956,159

	Health Care (0.0%)
36,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	35,594
40,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	42,647
PRINCIPAL AMOUNT		VALUE
84,000	Community Health Systems, Inc.*^ 8.125%, 06/30/24	$66,947
59,000	DaVita, Inc.^ 5.125%, 07/15/24	58,200
38,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.*^ 6.000%, 07/15/23	31,137
17,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	16,033
	HCA, Inc.
110,000	5.875%, 05/01/23	116,550
19,000	7.500%, 11/06/33	21,022
5,000	5.375%, 02/01/25^	5,175
18,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	19,055
19,000	Magellan Health, Inc.μ 4.400%, 09/22/24	17,882
26,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	22,007
9,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	7,321
	Tenet Healthcare Corp.
48,000	6.750%, 06/15/23^	47,163
21,000	4.625%, 07/15/24μ^	20,648
20,000	6.250%, 02/01/27*	20,310
2,000	6.875%, 11/15/31	1,786
22,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	20,599
63,000	Teva Pharmaceutical Finance IV, BVμ^ 3.650%, 11/10/21	61,031
	Teva Pharmaceutical Finance Netherlands III, BV^
27,000	6.000%, 04/15/24μ	27,520
11,000	2.800%, 07/21/23	9,918
	Valeant Pharmaceuticals International*
40,000	8.500%, 01/31/27	41,839
21,000	9.250%, 04/01/26	22,582
19,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	17,243
		750,209

	Industrials (0.0%)
17,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	16,839
12,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	12,044
	Allison Transmission, Inc.μ*
17,000	4.750%, 10/01/27	15,927
5,000	5.000%, 10/01/24	4,932
19,000	Arconic, Inc.^ 5.125%, 10/01/24	19,191
20,000	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	17,543
20,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	18,755

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
31,000	Bombardier, Inc.*^ 7.500%, 03/15/25	$29,895
	Covanta Holding Corp.
24,000	5.875%, 03/01/24	23,942
4,000	5.875%, 07/01/25	3,915
19,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	16,324
28,000	Fly Leasing, Ltd. 5.250%, 10/15/24	26,165
4,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	3,787
28,000	Garda World Security Corp.* 7.250%, 11/15/21	27,475
3,000	General Electric Company^‡ 5.000%, 01/21/21 3 mo. USD LIBOR + 3.33%	2,642
	Golden Nugget, Inc.*
23,000	6.750%, 10/15/24^	23,130
15,000	8.750%, 10/01/25	15,408
20,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	20,624
24,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	23,496
	Hertz Corp.^
12,000	7.375%, 01/15/21	11,984
3,000	7.625%, 06/01/22*	3,000
	Icahn Enterprises, LPμ^
20,000	6.375%, 12/15/25	20,567
17,000	6.750%, 02/01/24	17,614
8,000	James Hardie International Finance, Ltd.μ* 4.750%, 01/15/25	7,630
19,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	17,163
10,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	9,992
25,000	Meritor, Inc.^ 6.250%, 02/15/24	25,163
16,000	Multi-Color Corp.*^ 4.875%, 11/01/25	15,214
28,000	Navistar International Corp.*^ 6.625%, 11/01/25	28,147
	Park Aerospace Holdings, Ltd.*
11,000	4.500%, 03/15/23^	10,854
8,000	5.500%, 02/15/24	8,142
36,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	35,057
19,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	18,023
13,000	Tennant Company 5.625%, 05/01/25	12,927
4,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC*^ 7.750%, 04/15/26	3,505
8,000	TransDigm UK Holdings, PLC*^ 6.875%, 05/15/26	7,777
12,000	TransDigm, Inc.* 6.250%, 03/15/26	12,199
	United Rentals North America, Inc.^
17,000	5.875%, 09/15/26	17,348
15,000	4.875%, 01/15/28	14,235
8,000	6.500%, 12/15/26	8,323
PRINCIPAL AMOUNT		VALUE
10,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	$9,739
		636,637

	Information Technology (0.0%)
38,000	Alliance Data Systems Corp.*^ 5.875%, 11/01/21	38,457
8,000	Cardtronics, Inc.* 5.500%, 05/01/25	7,637
32,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	30,279
	Clear Channel Worldwide Holdings, Inc.
29,000	7.625%, 03/15/20	28,996
11,000	7.625%, 03/15/20^	11,021
19,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	17,941
38,000	Dell International, LLC / EMC Corp.μ*^ 6.020%, 06/15/26	39,730
20,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	18,783
17,000	Nuance Communications, Inc.μ 6.000%, 07/01/24	17,202
14,000	VFH Parent, LLC*^ 6.750%, 06/15/22	14,374
		224,420

	Materials (0.0%)
28,000	AK Steel Corp.^ 6.375%, 10/15/25	22,865
	Alcoa Nederland Holding, BV*^
25,000	7.000%, 09/30/26	26,365
8,000	6.125%, 05/15/28	8,115
62,000	ArcelorMittal, SAμ 7.000%, 10/15/39	68,018
36,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	35,052
8,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP*^ 8.750%, 07/15/26	8,010
	First Quantum Minerals, Ltd.*
11,000	7.000%, 02/15/21^	10,985
5,000	7.250%, 04/01/23	4,792
21,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	20,190
12,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	12,007
10,000	Kinross Gold Corp.μ 4.500%, 07/15/27	9,029
18,000	New Gold, Inc.*^ 6.375%, 05/15/25	15,189
54,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	54,083
	United States Steel Corp.^
39,000	6.875%, 08/15/25	37,344
8,000	6.250%, 03/15/26	7,285
		339,329

	Real Estate (0.0%)
11,000	CBL & Associates, LP^ 5.250%, 12/01/23	9,266

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
32,000	MPT Operating Partnership, LP / MPT Finance Corp.μ 5.000%, 10/15/27	$31,198
20,000	Starwood Property Trust, Inc.μ^ 4.750%, 03/15/25	19,432
		59,896

	Utilities (0.0%)
4,000	NextEra Energy Capital Holdings, Inc.μ‡ 4.800%, 12/01/77 3 mo. USD LIBOR + 2.41%	3,426
5,000	NGPL PipeCo, LLC*^ 4.875%, 08/15/27	4,968
	NRG Energy, Inc.^
11,000	6.625%, 01/15/27	11,666
9,000	5.750%, 01/15/28	9,111
42,000	PPL Capital Funding, Inc.μ^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	38,215
13,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	12,098
20,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	18,608
17,000	Vistra Energy Corp.* 8.125%, 01/30/26	18,428
2,000	WEC Energy Group, Inc.μ‡ 4.729%, 05/15/67 3 mo. USD LIBOR + 2.11%	1,751
		118,271

	TOTAL CORPORATE BONDS	5,951,533
U.S. Government and Agency Security (0.0%)
86,000	United States Treasury Note 2.000%, 11/15/26	82,594

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.1%) #
	Other (0.1%)
2,940	iShares MSCI Emerging Markets ETF
12,671,400
	Call, 06/21/19, Strike $41.00	1,065,750

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $7,046,119)	7,099,877

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.9%)
	Communication Services (0.2%)
12,570	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	2,374,926
5,000	AT&T, Inc.^ 5.350%, 11/01/66	123,650
20,000	Qwest Corp. 6.500%, 09/01/56	421,200
NUMBER OF SHARES		VALUE
4,950	Telephone & Data Systems, Inc.^ 7.000%, 03/15/60	$122,809
4,800	United States Cellular Corp.^ 7.250%, 12/01/64	120,960
		3,163,545

	Consumer Staples (0.5%)
98,201	Bunge, Ltd.^ 4.875%, 12/31/49	9,738,004

	Energy (0.3%)
9,785	Energy Transfer, LP^‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74%	242,178
	NuStar Energy, LP‡
176,000	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	3,534,080
53,034	8.500%, 12/15/21^ 3 mo. USD LIBOR + 6.77%	1,201,750
		4,978,008

	Financials (0.5%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	3,982,446
10,500	Arch Capital Group, Ltd.^ 5.250%, 09/29/21	236,880
10,100	Axis Capital Holdings, Ltd.^ 5.500%, 11/07/21	233,815
500	Bank of America Corp.^ 7.250%, 12/31/49	646,580
10,000	BB&T Corp.^ 5.200%, 03/04/19	240,800
9,500	Capital One Financial Corp.^ 6.000%, 12/01/21	242,630
10,100	First Republic Bank 5.500%, 06/30/23	243,814
10,100	JPMorgan Chase & Company^ 5.750%, 12/01/23	251,490
10,250	Legg Mason, Inc.^ 5.450%, 09/15/56	249,588
18,500	Morgan Stanley^‡ 6.375%, 10/15/24 3 mo. USD LIBOR + 3.71%	486,180
10,000	Oaktree Capital Group, LLC 6.550%, 09/15/23	246,800
10,000	Prospect Capital Corp.^ 6.250%, 06/15/24	248,000
5,000	Prudential Financial, Inc.^ 5.625%, 08/15/58	125,500
9,500	Reinsurance Group of America, Inc.‡ 5.750%, 06/15/56 3 mo. USD LIBOR + 4.04%	241,965
20,000	State Street Corp.^‡ 5.350%, 03/15/26 3 mo. USD LIBOR + 3.71%	506,400
5,000	US Bancorp^ 5.500%, 10/15/23	124,050
500	Wells Fargo & Company 7.500%, 12/31/49	641,100
10,000	WR Berkley Corp.^ 5.700%, 03/30/58	251,800
		9,199,838

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Health Care (0.4%)
133,000	Becton Dickinson and Companyμ 6.125%, 05/01/20	$8,179,500

	Industrials (1.5%)
9,765	Fortive Corp. 5.000%, 07/01/21	9,597,921
122,000	Rexnord Corp. 5.750%, 11/15/19	6,773,440
130,700	Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	12,519,753
		28,891,114

	Materials (0.2%)
75,400	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	4,079,894

	Real Estate (0.9%)
14,365	Crown Castle International Corp. 6.875%, 08/01/20	15,893,436
10,500	Federal Realty Investment Trust^ 5.000%, 09/29/22	238,140
5,250	Spirit Realty Capital, Inc.^ 6.000%, 10/03/22	120,540
		16,252,116

	Utilities (2.4%)
5,000	Algonquin Power & Utilities Corp.‡ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	133,700
84,885	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)μ§** 4.467%, 09/15/29	3,792,577
5,000	CMS Energy Corp.^ 5.875%, 10/15/78	132,700
	Dominion Energy, Inc.
40,398	6.750%, 08/15/19^	1,941,124
10,200	5.250%, 07/30/76	251,634
	DTE Energy Company
184,900	6.500%, 10/01/19	10,071,503
5,100	5.250%, 12/01/77	126,021
10,000	Entergy Louisiana, LLC 5.250%, 07/01/52	260,800
357,140	NextEra Energy, Inc. 6.123%, 09/01/19	21,181,973
	Sempra Energy
36,190	6.750%, 07/15/21	3,681,971
35,100	6.000%, 01/15/21	3,521,583
10,250	Southern Company 5.250%, 10/01/76	250,100
		45,345,686

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $130,201,632)	129,827,705

COMMON STOCKS (90.7%)
	Communication Services (10.4%)
36,295	Alphabet, Inc. - Class A~#	40,864,178
12,534	Alphabet, Inc. - Class C#	13,992,582
615,000	AT&T, Inc.~	18,486,900
411,425	Comcast Corp. - Class A	15,045,812
NUMBER OF SHARES			VALUE
14,008		Cumulus Media, Inc. - Class A#	$168,796
197,440		Facebook, Inc. - Class A~#	32,911,274
48,845		Netflix, Inc.#	16,582,877
300,000		Nintendo Company, Ltd.^	11,656,950
205,085	EUR	Orange, SA	3,180,949
353,380		Verizon Communications, Inc.	19,457,103
201,000		Walt Disney Company	22,415,520
			194,762,941

		Consumer Discretionary (10.0%)
36,300		Amazon.com, Inc.^#	62,389,899
53,285		Aptiv, PLC	4,216,442
185,615		Carnival Corp.	10,687,712
57,270		Dollar Tree, Inc.#	5,545,454
19,350		Expedia Group, Inc.	2,307,488
825,570		Ford Motor Company	7,265,016
154,993		General Motors Company	6,047,827
106,905		Home Depot, Inc.	19,620,275
38,550		Lennar Corp. - Class A	1,828,041
105,270		Lowe’s Companies, Inc.	10,122,763
123,000		McDonald’s Corp.	21,989,940
162,800		Nike, Inc. - Class B	13,330,064
44,300		Royal Caribbean Cruises, Ltd.	5,318,215
93,475		Starbucks Corp.	6,369,386
143,900		TJX Companies, Inc.	7,156,147
49,999		TopBuild Corp.#	2,640,447
			186,835,116

		Consumer Staples (7.0%)
58,750		Altria Group, Inc.	2,899,312
505,000		Coca-Cola Company~	24,305,650
53,100		Costco Wholesale Corp.	11,396,853
79,150		Kroger Company	2,242,320
264,650		Mondelez International, Inc. - Class A	12,242,709
137,570		PepsiCo, Inc.	15,500,012
147,500		Philip Morris International, Inc.	11,316,200
289,905		Procter & Gamble Company	27,967,135
87,930		Walgreens Boots Alliance, Inc.	6,353,822
170,835		Walmart, Inc.	16,371,118
			130,595,131

		Energy (7.5%)
475,000		BP, PLC^	19,532,000
325,000		Chevron Corp.^	37,261,250
130,575		ConocoPhillips	8,838,622
60,000		Diamond Offshore Drilling, Inc.^#	655,800
70,400		Energy Transfer, LP	1,035,584
76,005		Enterprise Products Partners, LP	2,103,058
117,000		EOG Resources, Inc.	11,606,400
417,450		Exxon Mobil Corp.^	30,590,736
16,000		GasLog, Ltd.^	286,880
124,767		Hess Corp.	6,737,433
21,360		Magellan Midstream Partners, LP	1,312,572
100,220		Marathon Petroleum Corp.	6,640,577
26,500		Pioneer Natural Resources Company	3,771,480
156,200		Schlumberger, Ltd.	6,905,602
31,050		Targa Resources Corp.^	1,335,461
10,000		Williams Companies, Inc.	269,300
			138,882,755

		Financials (13.8%)
35,430		Affiliated Managers Group, Inc.	3,718,378
97,850		American Express Company	10,049,195

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
228,450	American International Group, Inc.	$9,875,893
1,125,660	Bank of America Corp.~	32,047,540
41,560	Berkshire Hathaway, Inc. - Class B#	8,542,242
70,800	Capital One Financial Corp.	5,705,772
49,185	Cboe Global Markets, Inc.	4,587,485
62,795	Chubb Corp.	8,354,875
253,000	Citigroup, Inc.	16,308,380
125,000	Discover Financial Services	8,436,250
153,765	E*TRADE Financial Corp.	7,174,675
121,050	First Republic Bank^	11,697,061
25,565	Goldman Sachs Group, Inc.	5,062,126
33,700	Intercontinental Exchange, Inc.	2,586,812
382,705	JPMorgan Chase & Company	39,609,967
226,225	KeyCorp	3,725,926
132,475	Marsh & McLennan Companies, Inc.	11,682,970
103,355	MetLife, Inc.	4,720,223
180,770	Morgan Stanley	7,646,571
81,900	Northern Trust Corp.	7,244,874
85,200	PNC Financial Services Group, Inc.^	10,451,484
81,900	Prudential Financial, Inc.	7,546,266
157,631	Starwood Property Trust, Inc.^	3,480,485
121,226	Synchrony Financial	3,641,629
208,560	US Bancorp	10,669,930
214,215	Wells Fargo & Company	10,477,256
63,350	Zions Bancorporation, N.A. ^	3,014,827
		258,059,092

	Health Care (13.7%)
139,700	Abbott Laboratories~	10,195,306
138,035	Agilent Technologies, Inc.	10,497,562
29,080	Alexion Pharmaceuticals, Inc.#	3,575,677
51,996	Anthem, Inc.	15,754,788
181,015	Baxter International, Inc.	13,121,777
16,100	Biogen, Inc.#	5,373,858
65,550	Bristol-Myers Squibb Company	3,236,203
85,365	Celgene Corp.#	7,551,388
26,830	CVS Health Corp.	1,758,706
27,350	Edwards Lifesciences Corp.#	4,660,987
137,350	Eli Lilly and Company	16,462,771
48,980	Gilead Sciences, Inc.	3,429,090
26,400	Humana, Inc.	8,157,336
10,420	Intuitive Surgical, Inc.#	5,456,329
228,735	Johnson & Johnson~	30,440,054
25,975	Laboratory Corp. of America Holdings#	3,619,616
156,340	Medtronic, PLC	13,818,893
251,550	Merck & Company, Inc.	18,722,866
740,400	Pfizer, Inc.^	31,429,980
20,295	Stryker Corp.	3,603,783
8,700	Teleflex, Inc.	2,379,450
42,800	Thermo Fisher Scientific, Inc.	10,514,676
105,000	UnitedHealth Group, Inc.	28,371,000
13,335	WellCare Health Plans, Inc.#	3,686,861
		255,818,957

	Industrials (8.1%)
21,850	Boeing Company	8,425,797
96,285	Caterpillar, Inc.	12,821,311
221,550	CSX Corp.	14,555,835
162,000	Delta Air Lines, Inc.	8,007,660
54,125	Emerson Electric Company	3,543,564
836,550	General Electric Company	8,499,348
118,650	Honeywell International, Inc.	17,041,699
NUMBER OF SHARES			VALUE
46,281		Lockheed Martin Corp.	$13,407,143
450,000		Masco Corp.	14,584,500
37,050		Northrop Grumman Corp.	10,209,127
135,000	EUR	Siemens, AG	14,822,704
154,400		Union Pacific Corp.^	24,560,408
			150,479,096

		Information Technology (16.1%)
81,415		Accenture, PLC - Class A	12,501,273
28,285		Adobe, Inc.#	7,009,589
385,160		Apple, Inc.^	64,106,030
322,615		Applied Materials, Inc.	12,607,794
40,250		Broadcom, Inc.	10,797,063
407,250		Cisco Systems, Inc.	19,258,852
32,155		Fidelity National Information Services, Inc.	3,361,162
56,750		Lam Research Corp.	9,623,665
93,450		MasterCard, Inc. - Class A	19,730,098
697,200		Microsoft Corp.~	72,808,596
1,520,000		Nokia Corp.^	9,652,000
58,650		NVIDIA Corp.	8,430,938
118,300		Oracle Corp.	5,942,209
64,800		PayPal Holdings, Inc.#	5,751,648
69,960		Salesforce.com, Inc.#	10,631,821
190,870		Visa, Inc. - Class A~	25,769,359
25,375		Xilinx, Inc.	2,840,478
			300,822,575

		Materials (1.6%)
460,149		DowDuPont, Inc.	24,760,618
82,000		Nucor Corp.	5,021,680
			29,782,298

		Real Estate (1.6%)
111,634		American Tower Corp.^	19,294,821
5,075		Boston Properties, Inc.^	126,976
43,850		Crown Castle International Corp.	5,133,081
11,000		Kimco Realty Corp.^	241,780
5,100		Public Storage^	119,952
56,400		Welltower, Inc.	4,370,436
			29,287,046

		Utilities (0.9%)
330,054		Exelon Corp.	15,763,379

		TOTAL COMMON STOCKS (Cost $1,514,748,246)	1,691,088,386

RIGHTS (0.0%) #
		Financials (0.0%)
22,573		Motors Liquidation Company (Cost $—)	186,792

WARRANTS (0.2%) #
		Consumer Discretionary (0.1%)
88,470		General Motors Company 07/10/19, Strike $0.00	1,884,411

		Energy (0.1%)
47,885		Tidewater, Inc. 11/14/42, Strike $0.00	1,133,438

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
16,676	Tidewater, Inc. 11/14/42, Strike $0.00	$94,721
		1,528,159

	TOTAL WARRANTS (Cost $9,338,130)	3,412,570

EXCHANGE-TRADED FUNDS (3.7%)
	Other (3.7%)
120,200	iShares iBoxx High Yield Corporate Bond ETF^	10,230,222
195,550	iShares MSCI EAFE ETF^	12,257,074
122,500	iShares MSCI Emerging Markets ETF^	5,279,750
80,260	iShares NASDAQ Biotechnology ETF^	8,803,720
29,520	iShares Russell 2000 ETF	4,400,251
126,645	iShares Russell 2000 Value ETF^	15,104,949
13,275	iShares US Preferred Stock ETF^	480,024
341,000	SPDR Barclays Capital High Yield Bond ETF^	12,054,350
11,575	SPDR Wells Fargo Preferred Stock ETF^	485,803

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,345,062)	69,096,143

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.0%) #
	Information Technology (0.0%)
1,390	Apple, Inc.
23,135,160	Put, 02/01/19, Strike $155.00	3,475

	Other (0.0%)
1,100	Invesco QQQ Trust Series
18,497,600	Put, 02/08/19, Strike $161.00	28,050

	TOTAL PURCHASED OPTIONS (Cost $834,966)	31,525

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.9%)
36,830,157	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	36,844,889
36,433,121	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	36,433,121

	TOTAL SHORT TERM INVESTMENTS (Cost $73,274,387)	73,278,010
TOTAL INVESTMENTS (149.0%) (Cost $2,620,715,096)		$2,778,560,625

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.0%)		(242,000,000)

LIABILITIES, LESS OTHER ASSETS (-36.0%)		(671,615,878)

NET ASSETS (100.0%)		$1,864,944,747

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #
	Consumer Discretionary (0.0%)
132	Netflix, Inc.
4,481,400	Call, 03/15/19, Strike $390.00	(40,590)

	Financials (0.0%)
	Berkshire Hathaway, Inc.
104
2,137,616	Call, 03/15/19, Strike $220.00	(9,152)
104
2,137,616	Call, 06/21/19, Strike $230.00	(22,672)
		(31,824)

	TOTAL WRITTEN OPTIONS (Premium $142,149)	$(72,414)

NOTES TO SCHEDULE OF INVESTMENTS
μ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $89,466,418 (see Note 6 - Notes Payable).
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.
&	Illiquid security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $2,328,847.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2019.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks, convertible securities and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows*:

Cost basis of investments	$2,620,572,947
Gross unrealized appreciation	363,786,939
Gross unrealized depreciation	(205,871,675)
Net unrealized appreciation (depreciation)	$157,915,264

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 9,680,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	3,220	$25	$80,500,000
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
				Total	$242,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$439,575,786	$—	$439,575,786
Convertible Bonds	—	316,570,844	—	316,570,844
U.S. Government and Agency Securities	—	6,111,933	—	6,111,933
Bank Loans	—	42,281,054	—	42,281,054
Synthetic Convertible Securities (Corporate Bonds)	—	5,951,533	—	5,951,533
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	82,594	—	82,594
Synthetic Convertible Securities (Purchased Options)	1,065,750	—	—	1,065,750
Convertible Preferred Stocks	109,939,752	19,887,953	—	129,827,705
Common Stocks U.S.	1,661,427,783	11,656,950	—	1,673,084,733
Common Stocks Foreign	—	18,003,653	—	18,003,653
Rights	—	186,792	—	186,792
Warrants	1,884,411	1,528,159	—	3,412,570
Exchange-Traded Funds	69,096,143	—	—	69,096,143
Purchased options	31,525	—	—	31,525
Short Term Investments	73,278,010	—	—	73,278,010
TOTAL	$1,916,723,374	$861,837,251	$—	$2,778,560,625
Liabilities:
Written options	$72,414	$—	$—	$72,414
TOTAL	$72,414	$—	$—	$72,414

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 7, 2019